Loans (Troubled Debt Restructurings Types Of Modifications) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment, Duration	$ 2,749
Interest Only, With Nominal Principal [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment, Duration	65
Interest only with reduced interest [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment, Duration	2,684
Small Business Administration Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment, Duration	65
Small Business Administration Portfolio Segment [Member] | Interest Only, With Nominal Principal [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment, Duration	65
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment, Duration	2,684
Commercial Real Estate Portfolio Segment [Member] | Interest only with reduced interest [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment, Duration	$ 2,684